Note 15 - Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
15.
Earnings / (losses) per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period and the gain which resulted from the repurchase of the preferred shares within the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during the years ended
December 31, 2018,
2019
and
2020,
amounted to
$30,503,
$31,269
and
$31,082,
respectively.

	Years ended December 31,
	2018	2019	2020
	Basic EPS	Basic EPS	Basic LPS
Net income	$67,239	$98,999	$8,877
Less: paid and accrued earnings allocated to Preferred Stock	(30,503)	(31,269)	(31,082)
Add: gain from retirement of Preferred Stock	-	-	619
Net income / (loss) available to common stockholders	36,736	67,730	(21,586)
Weighted average number of common shares, basic and diluted	110,395,134	115,747,452	120,696,130
Earnings / (losses) per common share, basic and diluted	$0.33	$0.59	$(0.18)